Financial and Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Financial and Other Assets

(CAD$ in millions)	December 31, 2017	December 31, 2016
Long-term receivables and deposits	$209	$249
Available-for-sale marketable equity and debt securities carried at fair value	156	163
Debt prepayment options (Note 28(c))	108	139
Derivative assets	12	1
Pension plans in a net asset position (Note 21(a))	339	283
Long-term portion of inventories (Note 11)	108	87
Intangibles	76	74
Other	43	38

	$1,051	$1,034